As filed with the Securities and Exchange Commission on February 14, 2002

                                                              File Nos. 2-90519
                                                                      811-4007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 45*
                                      and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 46

                             Smith Barney Trust II
               (Exact Name of Registrant as Specified in Charter)

                   125 Broad Street, New York, New York 10004
                   (Address of Principal Executive Officers)

        Registrant's Telephone Number, including Area Code: 800-451-2010

        Robert I. Frenkel, 300 First Stamford Place, Stamford, CT 06902
                    (Name and Address of Agent for Service)

                                    Copy to:
             Roger P. Joseph, Bingham Dana LLP, 150 Federal Street,
                          Boston, Massachusetts 02110


It is proposed that this filing will become effective on February 28, 2002 pursuant to paragraph (b) of Rule 485.

* This filing relates solely to shares of the Trust's series Smith Barney Diversified Large Cap Growth Fund and Smith Barney Small Cap Growth Opportunities Fund.

Explanatory Note

     Part A (the Prospectuses) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-90519) and Amendment No. 44 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-4007) pursuant to Rule 485(a) on December 21, 2001 (Accession No. 0000950156-01-500510) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until February 28, 2002.

                                     Part C

-------------------- ---------- ---------------------------------------------------------------------------------------
          *********  a(1)       Amended and Restated Declaration of Trust of the Registrant
-------------------- ---------- ---------------------------------------------------------------------------------------
          *********  b(1)       Amended and Restated By-Laws of the Registrant
-------------------- ---------- ---------------------------------------------------------------------------------------
        ***********  d(1)       Amended  and  Restated  Management  Agreement  between  the
                                Registrant  and Citi Fund Management  Inc., as manager to Smith
                                Barney Small Cap Growth  Opportunities  Fund and Smith Barney
                                Diversified Large Cap Growth Fund
-------------------- ---------- ---------------------------------------------------------------------------------------
           ********  d(2)       Form of Management  Agreement  between the Registrant and Smith
                                Barney Fund Management LLC, as manager to Smith Barney
                                Investors Value Fund
-------------------- ---------- ---------------------------------------------------------------------------------------
              *****  e          Distribution  Agreement  between the  Registrant  and Salomon  Smith
                                Barney  Inc.,  as distributor with respect to the shares of each class of each series of the Registrant
-------------------- ---------- ---------------------------------------------------------------------------------------
                  *  g          Custodian  Contract  between the  Registrant  and State Street Bank and Trust  Company ("State Street"), as custodian
-------------------- ---------- ---------------------------------------------------------------------------------------
            *******  h(1)       Transfer Agency and Services Agreement between the Registrant, with respect to its series, and Citi Fiduciary Trust Company as transfer agent
-------------------- ---------- ---------------------------------------------------------------------------------------
                  *  h(2)       Accounting  Services  Agreement  between  the  Registrant  and State
                                Street,  as fund accounting agent
-------------------- ---------- ---------------------------------------------------------------------------------------
              *****  h(3)       Sub-Transfer  Agency and Services  Agreement  between the
                                Registrant  and PFPC Global Fund Services
-------------------- ---------- ---------------------------------------------------------------------------------------
           ********  h(4)       Form of Letter  Agreement  adding  Smith Barney  Investors  Value
                                Fund to the Transfer Agency and Services Agreement between the Registrant and Citi Fiduciary Trust Company
-------------------- ---------- ---------------------------------------------------------------------------------------
                 **  i          Opinion and consent of counsel
-------------------- ---------- ---------------------------------------------------------------------------------------
        ***********  m(1)       Amended  and  Restated  Service  Plan of the  Registrant  for  Class A
                                shares of Smith Barney  Small Cap Growth  Opportunities  Fund and
                                Smith Barney  Diversified  Large Cap Growth Fund
-------------------- ---------- ---------------------------------------------------------------------------------------
        ***********  m(2)       Amended  and  Restated  Service  Plan of the  Registrant  for  Class B
                                shares of Smith Barney  Small Cap Growth  Opportunities  Fund and
                                Smith Barney  Diversified  Large Cap Growth Fund
-------------------- ---------- ---------------------------------------------------------------------------------------
        ***********  m(3)       Amended  and  Restated  Service  Plan of the  Registrant  for  Class L
                                shares of Smith Barney  Small Cap Growth  Opportunities  Fund and
                                Smith Barney  Diversified  Large Cap Growth Fund
-------------------- ---------- ---------------------------------------------------------------------------------------
           ********  m(4)       Form of Service  Plan of the  Registrant  for Class A, B and L shares of Smith  Barney Investors Value Fund
-------------------- ---------- ---------------------------------------------------------------------------------------
                ***  o          Multiple Class Plan of the Registrant
-------------------- ---------- ---------------------------------------------------------------------------------------
         **********  p(1)       Powers of Attorney for the Registrant
-------------------- ---------- ---------------------------------------------------------------------------------------
               ****  p(2)       Powers of Attorney for The Premium Portfolios
-------------------- ---------- ---------------------------------------------------------------------------------------
          ****** and q(1)       Code of Ethics of  Registrant,  Citi Fund  Management  Inc.  and SSB
               *****            Citi  Mutual Fund Management Inc.
-------------------- ---------- ---------------------------------------------------------------------------------------
             ******  q(2)       Code of Ethics of Salomon Smith Barney Inc.
-------------------- ---------- ---------------------------------------------------------------------------------------

---------------------------
------------------- ---------------------------------------------------------------------------------------------------
                 *  Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  19  to  the


-------------------- ---------- ---------------------------------------------------------------------------------------
                    Registrant's Registration  Statement on Form N-1A (File No.  2-90519) as filed with the Securities and Exchange Commission on October 24, 1997.
------------------- ---------------------------------------------------------------------------------------------------
                **  Incorporated herein  by  reference  to  Post-Effective  Amendment  No. 27 to the
                    Registrant's Registration  Statement on Form N-1A (File No.  2-90519) as filed with the Securities and Exchange Commission on December 16, 1998.
------------------- ---------------------------------------------------------------------------------------------------
               ***  Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  29  to  the
                    Registrant's Registration  Statement on Form N-1A (File No.  2-90519) as filed with the Securities and Exchange Commission on March 1, 1999.
------------------- ---------------------------------------------------------------------------------------------------
              ****  Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  31  to  the
                    Registrant's Registration  Statement on Form N-1A (File No.  2-90519) as filed with the Securities and Exchange Commission on February 28, 2000.
------------------- ---------------------------------------------------------------------------------------------------
             *****  Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  32  to  the
                    Registrant's Registration  Statement on Form N-1A (File No.  2-90519) as filed with the Securities and Exchange Commission on June 16, 2000.
------------------- ---------------------------------------------------------------------------------------------------
            ******  Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  34  to  the
                    Registrant's Registration  Statement on Form N-1A (File No.  2-90519) as filed with the Securities and Exchange commission on December 29, 2000.
------------------- ---------------------------------------------------------------------------------------------------
           *******  Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  35  to  the
                    Registrant's Registration  Statement on Form N-1A (File No.  2-90519) as filed with the Securities and Exchange Commission on February 15, 2001.
------------------- ---------------------------------------------------------------------------------------------------
          ********  Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  40  to  the
                    Registrant's Registration  Statement on Form N-1A (File No.  2-95019) as filed with the Securities and Exchange Commission on August 17, 2001.
------------------- ---------------------------------------------------------------------------------------------------
         *********  Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  41  to  the
                    Registrant's Registration  Statement on Form N-1A (File No.  2-95019) as filed with the Securities and Exchange Commission on October 15, 2001.
------------------- ---------------------------------------------------------------------------------------------------
        **********  Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  42  to  the
                    Registrant's Registration  Statement on Form N-1A (File No.  2-95019) as filed with the Securities and Exchange Commission on December 13, 2001.
------------------- ---------------------------------------------------------------------------------------------------
       ***********  Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  43  to  the
                    Registrant's Registration  Statement on Form N-1A (File No.  2-95019) as filed with the Securities and Exchange Commission on December 17, 2001.
------------------- ---------------------------------------------------------------------------------------------------


          Item 25.      Indemnification

     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated by reference herein; (b) Section 6 of the Distribution Agreement between the Registrant and Salomon Smith Barney Inc., incorporated by reference herein; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Item 26.      Business and Other Connections of Investment Adviser.

     Manager - Smith Barney Fund Management LLC. Smith Barney Fund Management was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. Smith Barney Fund Management is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

     Smith Barney Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of Smith Barney Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Smith Barney Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8314).

          Item 27.      Principal Underwriters.

     (a) Salomon Smith Barney Inc., the Registrant's distributor, is the distributor for Citi Cash Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves, Citi Premium Liquid Reserves, Citi Premium U.S. Treasury Reserves, Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves, Citi Institutional Tax Free Reserves, and Citi Institutional Cash Reserves. Salomon Smith Barney Inc. is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

     Salomon Smith Barney Inc. is also the distributor for the following funds:
Salomon Brothers New York Tax Free Income Fund, Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund, Smith Barney Mid Cap Fund, Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney Investment Series, Consulting Group Capital Markets Funds, Greenwich St. California Municipal Fund Inc., High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Managed Municipals Portfolio II Inc., Municipal High Income Fund Inc., Travelers Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., The Humane Equity Fund Inc., Salomon Brothers Opportunity Fund, Salomon Brothers 2008 Worldwide Income Fund,

Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Floating Rate Fund Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., the Centurion Funds, Inc. and various series of unit investment trusts.

     PFS Distributors, Inc. ("PFS Distributors"), a distributor of the Registrant, is also a distributor for the following funds: Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds, Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Municipals Fund Inc., and Smith Barney Money Funds, Inc.

     (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney Inc. is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

     The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

     (c) Not applicable.

          Item 28.      Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:


    NAME                                      ADDRESS

    Salomon Smith Barney Inc.                 338 Greenwich Street
    (distributor)                             New York, NY 10013

    State Street Bank and Trust               1776 Heritage Drive
    Company                                   North Quincy, MA 02171
    (custodian and fund accounting agent)

    Travelers Bank & Trust, fsb               125 Broad Street
    (transfer agent)                          New York, NY 10004

    Smith Barney Fund Management LLC          125 Broad Street
    (manager)                                 New York, NY 10004

    PFPC Global Fund Services                 P.O. Box 9699
    (sub-transfer agent)                      Providence, RI 02940


          Item 29.      Management Services.

                    Not applicable.

          Item 30.      Undertakings.

                    Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of February, 2002.



                                  SMITH BARNEY TRUST II,
                                  on behalf of Smith Barney
                                  Diversified Large Cap Growth
                                  Fund and Smith Barney Small Cap
                                  Growth Opportunities Fund

                                  By: Thomas C. Mandia
                                     -----------------------------------------
                                     Thomas C. Mandia
                                     Assistant Secretary


     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on February 14, 2002.

              Signature                         Title

     Heath B. McLendon*                         President, Principal Executive
--------------------------------------------    Officer and Trustee
     Heath B. McLendon

     Lewis E. Daidone *                         Principal Financial Officer and
--------------------------------------------    Principal Accounting Officer
     Lewis E. Daidone

     Elliott J. Berv*                           Trustee
--------------------------------------------
     Elliott J. Berv

     Donald M. Carlton*                         Trustee
--------------------------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                     Trustee
--------------------------------------------
     A. Benton Cocanougher

     Mark T. Finn*                              Trustee
--------------------------------------------
     Mark T. Finn

     Riley C. Gilley*                           Trustee
--------------------------------------------
     Riley C. Gilley

     Steven Randolph Gross*                     Trustee
--------------------------------------------
     Steven Randolph Gross

     Diana R. Harrington*                       Trustee
--------------------------------------------
     Diana R. Harrington

     Susan B. Kerley*                           Trustee
--------------------------------------------
     Susan B. Kerley

     Alan G. Merten*                            Trustee
--------------------------------------------
     Alan G. Merten

     C. Oscar Morong, Jr.*                      Trustee
--------------------------------------------
     C. Oscar Morong, Jr.

     R. Richardson Pettit*                      Trustee
--------------------------------------------
     R. Richardson Pettit

     Walter E. Robb, III*                       Trustee
--------------------------------------------
     Walter E. Robb, III

     E. Kirby Warren*                           Trustee
--------------------------------------------
     E. Kirby Warren

*By: Thomas C. Mandia
    ----------------------------------------
       Thomas C. Mandia
       Executed by Thomas C. Mandia
       on behalf of those indicated
       pursuant to Powers of Attorney.

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                                 EXHIBIT INDEX

    Exhibit No.  Description

                 None